Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Line Items]
Calculation of Earnings (Loss) Per Unit

The following sets forth the calculation of earnings (loss) per unit, or EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended
	December 31,
	2014	2013	2012
Net income (loss) attributable to Memorial Production Partners LP	$115,582	$60,738	$22,963
Less: Previous owners interest in net income (loss)	(2,465)	52,012	22,842
Less: General partner's 0.1% interest in net income (loss)	118	9	—
Less: IDRs attributable to corresponding period	202	81	—
Net income (loss) available to limited partners	$117,727	$8,636	$121

Weighted average limited partner units outstanding:
Common units	65,498	40,656	17,519
Subordinated units	5,361	5,361	5,361
Total	70,859	46,017	22,880
Basic and diluted EPU	$1.66	$0.19	$0.01

Supplemental EPU [Member]
Earnings Per Share [Line Items]
Calculation of Earnings (Loss) Per Unit

The following sets forth the calculation of our supplemental EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended
	December 31,
	2014	2013	2012
Net income (loss) attributable to Memorial Production Partners LP	$115,582	$60,738	$22,963
Less: General partner's 0.1% interest in net income (loss)	116	61	23
Less: IDRs attributable to corresponding period	202	81	—
Net income (loss) available to limited partners	$115,264	$60,596	$22,940

Weighted average limited partner units outstanding:
Common units	65,498	40,656	17,519
Subordinated units	5,361	5,361	5,361
Total	70,859	46,017	22,880
Supplemental basic and diluted EPU	$1.63	$1.32	$1.00